   As filed with the Securities and Exchange Commission on September 21, 2000
                                                       1933 Act File No. 2-14677
                                                       1940 Act File No. 811-859


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 68


                                       AND

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 29


                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
             Stephen E. Cavan, Massachusetts Financial Services Co.,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
 It is proposed that this filing will become effective (check appropriate box):


|_| immediately upon filing pursuant to paragraph (b)
|_| on [date] pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND

           Supplement dated December 1, 2000 to the Current Prospectus

This Supplement describes the fund's class J shares, and it supplements certain information in the fund's Prospectus dated April 1, 2000. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

Class J shares are available for purchase only by Japanese investors. Class J shares may only be offered or sold outside the United States and this supplement does not constitute an offer of class J shares to any person who resides within the United States.

1.   RISK RETURN SUMMARY

     Performance Table. The Performance Table is not included because the fund's Class J shares has not had a full calendar year of investment operations.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

     Shareholder Fees (fees paid directly from your investment)

                                                                        Class J
      Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)......................         4.00%(1)

      Maximum Deferred Sales Charge (Load) as a percentage
      of original purchase price or redemption proceeds,
      whichever is less).......................................         None

    Annual Fund Operating Expenses (expenses that are deducted from fund assets)

      Management Fees..........................................         0.33%
      Distribution and Service (12b-1) Fees(2).................         1.00%
      Other Expenses(3)........................................         0.19%
                                                                        -----
      Total Annual Fund Operating Expenses.....................         1.52%
-----------------------

(1) Class J shares are sold in Japan through financial institutions. The sales charge (load) paid by an investor differs depending upon the financial institutions through which the investment is made, but will not exceed 4%. These sales charges (loads) are fully disclosed in the fund's Japanese prospectus, which is provided to investors upon sale of the fund's Class J shares.
(2) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class J shares and the services provided to you by your financial adviser (referred to as distribution and service fees).
(3) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and the fund may enter into other similar arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). "Other Expenses" do not take into account these expense reductions, and therefore do not represent the actual expenses of the fund. Had these fee reductions been taken into account, "Total Annual Fund Operating Expenses" for Class J shares would be lower, and would be estimated to be 1.51%.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

The table is supplemented as follows:

      Share Class              Year 1            Year 3
      -----------              ------            ------


      Class J shares            $548              $861


3.   DESCRIPTION OF SHARE CLASSES

     Five classes of shares of the fund currently are offered for sale, class A shares, class B shares, class C shares, class I shares and class J shares. Class A shares, class B shares, and class C shares are described in the fund's prospectus and are available for purchase by the general public in the United States. Class I shares are described in a supplement to the fund's prospectus and are available for purchase by certain institutional investors. Class J shares are described below.

     Class J Shares. Class J shares are offered exclusively to Japanese investors through financial institutions in Japan. Class J shares are offered at net asset value plus a maximum initial sales charge as follows:

                                          Sales Charge as Percentage of:
     Amount of Purchase              Offering Price        Net Amount Invested


     All amounts                          4.00%                   4.17%


     Distribution and Service Fees. The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class J shares and the services provided to you by your financial institution. The class J annual distribution and service fees are equal to 1.00% (0.25% service fee and 0.75% distribution fee), and are paid out of the assets of class J shares. These fees are paid to MFD by the fund, and MFD in turn pays a portion of these fees to dealers.

4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

     How to Purchase Shares. You can establish an account by having your financial institution process your purchase. The minimum initial investment and the minimum subsequent investment amounts differ depending upon the financial institution through which the investment is made. These minimums are fully disclosed in the fund's Japanese prospectus, which is provided to investors upon sale of the fund's class J shares.

     How to Exchange Shares. Exchanges of class J shares of the fund for class J shares of other MFS funds is permitted only if the funds are sold in Japan through the same distributor and the distributor permits exchanges. Exchange privileges are fully disclosed in the fund's Japanese prospectus, which is provided to investors upon sale of the fund's class J shares.

     How to Redeem Shares. You may withdraw all or any portion of the value of your account on any date the fund is open for business by selling your shares to the fund through a financial institution, who may charge you a fee. If the financial institution receives your order prior to the close of regular trading on the New York Stock Exchange and communicates it to MFS before the close of the business on the same day, you will receive the net asset value calculated on that day, reduced by an amount of any income tax required to be withheld.

5.   INVESTOR SERVICES AND PROGRAMS

         The shareholder services, as described in the Prospectus, do not apply to class J shares, except that shareholders will receive confirmation statements and tax information and will receive all dividend and capital gain distributions in cash.

                The date of this Supplement is December 1, 2000.

The Prospectus dated April 1, 2000 of Massachusetts Investors Growth Stock Fund is incorporated into this Post-Effective Amendment No. 68 by reference to the Prospectus dated April 1, 2000 of Massachusetts Investors Growth Stock Fund filed by the Registrant pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on April 3, 2000.

The Financial Highlights of Massachusetts Investors Growth Stock Fund for the six months ended May 31, 2000 and the five years ended November 30, 1999 for class A shares and class B shares, and the six months ended May 31, 2000 and the 2 years ended November 30, 1999 and the period ended November 30, 1997 for class C shares and class I shares, are incorporated into this Post-Effective Amendment No. 68 by reference to the Semiannual Report dated May 31, 2000 of Massachusetts Investors Growth Stock Fund filed by the Registrant via EDGAR on July 25, 2000.

The Statement of Additional Information dated April 1, 2000 of Massachusetts Investors Growth Stock Fund is incorporated into this Post-Effective Amendment No. 68 by reference to the Statement of Additional Information dated April 1, 2000 of Massachusetts Investors Growth Stock Fund filed by the Registrant pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission via EDGAR on April 3, 2000.

The financial statements included in the Annual Report of Massachusetts Investors Growth Stock Fund dated November 30, 1999, which was filed by the Registrant with the Securities and Exchange Commission via EDGAR on January 26, 2000, are hereby incorporated by reference to such materials into this Post-Effective Amendment No. 68.

The financial statements included in the Semiannual Report of Massachusetts Investors Growth Stock Fund dated May 31, 2000, which was filed by the Registrant with the Securities and Exchange Commission via EDGAR on July 25,
2000, are hereby incorporated by reference to such materials into this Post-Effective Amendment No. 68.

                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND


                                     PART C



Item 23.  Exhibits


          1    (a) Amended & Restated  Declaration  of Trust,  dated January 19,
                   1995. (1)

               (b) Amendment to Declaration of Trust, dated June 20, 1996. (7)

               (c) Amendment to Declaration of Trust,  dated December 19, 1996.
                   (10).

               (d) Amendment to Declaration  of Trust,  dated October 29, 1997.
                   (11)


               (e) Amendment to Declaration of Trust,  dated September 21, 2000
                   - Establishment and Designation of Class; filed herewith.


          2    Amended & Restated By-Laws, dated December 21, 1994. (1)

          3    Form of Share Certificate for Classes of Shares. (6)

          4    Investment Advisory Agreement, dated November 1, 1998. (9)

          5    (a) Distribution Agreement dated January 1, 1995. (1)


               (b) Dealer Agreement between MFS Fund  Distributors,  Inc. and a dealer, and the Mutual Fund Agreement between MFS and a bank, effective November 29, 1999. (3)


          6    (a) Retirement  Plan  for  Non-Interested  Person  Trustees,  as
                   amended and restated February 17, 1999. (12)


               (b) Trustee Fee  Deferral  Plan for certain MFS Red Board Funds, dated April 21, 1999. (3)


          7    (a) Custodian  Agreement  between the Trust and State Street Bank and Trust Company, dated May 24, 1988. (5)

               (b) Amendment No. 1 to Custodian Agreement,  dated May 24, 1988.
                   (5)

               (c) Amendment No. 2 to Custodian Agreement,  dated September 20,
                   1989. (5)

               (d) Amendment  No. 3 to Custodian  Agreement,  dated  October 1,
                   1989. (5)

               (e) Amendment No. 4 to Custodian  Agreement,  dated December 28,
                   1990. (5)

               (f) Amendment No. 5 to Custodian Agreement,  dated September 17,
                   1991. (5)

          8    (a) Shareholder Servicing Agent Agreement,  dated August 1, 1985.
                   (5)


               (b) Amendment to Shareholder Servicing Agreement, dated April 1,
                   1999 to amend fee schedule. (13)


               (c) Exchange Privilege Agreement, dated July 30, 1997. (11)

               (d) Dividend  Disbursing  Agency  Agreement,  dated  February 1,
                   1986. (2)

               (e) Master  Administrative  Services  Agreement  dated  March 1,
                   1997, as amended and restated April 1, 1999. (4)


          9    (a) Consent and Opinion of Counsel,  dated October 29, 1997. (11)

               (b) Legal  Opinion  Consent,  dated  September  20,  2000;  filed herewith.

          10   Consent of Deloitte & Touche LLP. (13)


          11   Not Applicable.

          12.  Not Applicable.


          13 Master Distribution Plan pursuant to 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated September 20, 2000; filed herewith.


          14   Not Applicable.


          15 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated July 30, 1998 with Exhibit A dated April 12, 2000. (8)

          16 Code of Ethics for the fund pursuant to Rule 17j-1 under the Investment Company Act of 1940. (14) Power of Attorney, dated July 1, 2000; filed herewith.

-----------------------------
(1) Incorporated by reference to the Registrant's Post--Effective Amendment No. 59 filed with the SEC via EDGAR on March 30, 1995.
(2) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 81-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(3) Incorporated by reference to MFS Series Trust V (File Nos. 2-38613 and 811-2031) Post-Effective Amendment No. 48 filed with the SEC via EDGAR on November 29, 1999.
(4) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(5) Incorporated by reference to Post-Effective Amendment No. 60 filed with the SEC via EDGAR on October 26, 1995.
(6) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(7) Incorporated by reference to the Registrant's Post-Effective Amendment No. 62 filed with the SEC via EDGAR on August 29, 1996.

(8) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 21 filed with the SEC via EDGAR on April 28, 2000.

(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 66 filed with the SEC via EDGAR on January 29, 1999.
(10) Incorporated by reference to the Registrant's Post-Effective Amendment No. 63 filed with the SEC via EDGAR on March 27, 1997.
(11) Incorporated by reference to the Registrant Post-Effective Amendment No. 64 filed with the SEC via EDGAR on October 29, 1997.
(12) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 39 filed with the SEC via EDGAR on February 26, 1999.

(13) Incorporated by reference to the Registrant's Post-Effective Amendment No. 67 filed with the SEC via EDGAR on March 29, 2000.
(14) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on August 28, 2000.



Item 24. Persons Controlled by or under Common Control with Registrant

          Not  applicable.

Item 25. Indemnification


     Reference is hereby made to (a) Section V of the Trust's Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 59, filed with the SEC on March 30, and (b) Section 9 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 60, filed with the SEC via EDGAR on October 26, 1995.


     The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Adviser


     MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below): Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has ten series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series:
MFS Emerging Growth Fund, MFS Large Cap Growth Fund, MFS Intermediate Income Fund and MFS Charter Income Fund), MFS Series Trust III (which has three series:
MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund and MFS International Value Fund), MFS
Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund), MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund), MFS Series Trust IX (which has eight series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Mid Cap Value Fund, MFS Large Cap Value Fund and MFS High Quality Bond Fund), MFS Series Trust X (which has ten series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Income Fund, MFS European Equity Fund, MFS High Yield Fund and MFS Concentrated Growth Fund), MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund), and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

     MFS also serves as investment adviser of the following open-end Funds: MFS Institutional Trust ("MFSIT") (which has nine series) and MFS Variable Insurance Trust ("MVI") (which has sixteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

     In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

     Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities
Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston,
Massachusetts   02116.   The   principal   business   address  of  each  of  the
aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

     Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Contrarian Fund and Vertex Income Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

     MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999): U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

     MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is

Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

     MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales,
Australia  whose  current  address  is Level 27,  Australia  Square,  264 George
Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

     MFS Holdings Australia Pty Ltd. ("MFS Holdings Australia"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

     MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

     MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

     MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

     MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

     MFS Investment Management K.K. ("MIMCO"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

     MFS Heritage Trust Company ("MFS Trust"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

     MFS Original Research Partners, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

     MFS Original Research Advisors, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

     MFS

     The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William
W. Scott, Donald A. Stewart, James Prieur and William W. Stinson. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Financial Officer and Chief Administrative Officer and Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert
T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

     Massachusetts Investors Trust
     Massachusetts Investors Growth Stock Fund
     MFS Growth Opportunities Fund
     MFS Government Securities Fund
     MFS Series Trust I
     MFS Series Trust V
     MFS Series Trust VI
     MFS Series Trust X
     MFS Government Limited Maturity Fund

     Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost, a Senior Vice President of MFS, is the Treasurer, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Clerk and Assistant Secretary.

     MFS Series Trust II

     Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

     MFS Government Markets Income Trust
     MFS Intermediate Income Trust

     Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

     MFS Series Trust III

     Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

     MFS Series Trust IV
     MFS Series Trust IX

     Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

     MFS Series Trust VII

     Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

     MFS Series Trust VIII

     Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

     MFS Municipal Series Trust

     Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

     MFS Variable Insurance Trust
     MFS Series Trust XI
     MFS Institutional Trust

     Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark
E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

     MFS Municipal Income Trust

     Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

     MFS Multimarket Income Trust
     MFS Charter Income Trust

     Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

     MFS Special Value Trust

     Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Clerk and Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Clerk and Assistant Secretary.

     MFS/Sun Life Series Trust

     C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, Stephen E. Cavan is the Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

     Money Market Variable Account
     High Yield Variable Account
     Capital Appreciation Variable Account
     Government Securities Variable Account
     Total Return Variable Account
     Global Governments Variable Account
     Managed Sectors Variable Account

     C. James Prieur is the President, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

     MIL Funds

     Jeffrey L. Shames is Chairman,  Richard B. Bailey, John A. Brindle, Richard
W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, James O. Yost is the Treasurer, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

     MFS Meridian Funds

     Jeffrey L. Shames is Chairman,  Richard B. Bailey, John A. Brindle, Richard
W. S. Baker, Arnold D. Scott and William F. Waters are Directors, Stephen E. Cavan is the Secretary, James O. Yost is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

     Vertex

     Jeffrey L. Shames is the Chairman and President, Arnold D. Scott is a Director, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John
D. Laupheimer is a Senior Vice President, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

     MIL

     Peter D. Laird is President and a Director, Arnold D. Scott, Jeffrey L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

     MIL-UK

     Peter D. Laird is President and a Director, Thomas J. Cashman, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

     MFSI - Australia

     Thomas J. Cashman, Jr. is President and a Director,  Graham E. Lenzer, John
A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

     MFS Holdings - Australia

     Jeffrey L. Shames is the President and a Director,  Arnold D. Scott, Thomas
J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

     MFD

     Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

     MFSC

     Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

     MFSI

     Thomas J. Cashman, Jr. is Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

     RSI

     Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

     MIMCO

     Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

     MFS Trust

     The Directors of MFS Trust are Martin E. Beaulieu,  Stephen E. Cavan, Janet
A. Clifford, Joseph W. Dello Russo and Joseph A. Kosciuszek. Mr. Cavan is President, Mr. Dello Russo is Treasurer, and Robert T. Burns is Clerk of MFS Trust.

     MFS Original Research Partners, LLC

     Joseph J. Trainor is the President and a Manager,  Jeffrey L. Shames,  John
W. Ballen and Kevin R. Parke are Managers, Joseph W. Dello Russo is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

     MFS Original Research Advisors, LLC

     Joseph J. Trainor is the President and a Manager,  Jeffrey L. Shames,  John
W. Ballen and Kevin R. Parke are Managers, Joseph W. Dello Russo is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

     In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

     Donald A. Stewart   Chairman, Sun Life Assurance Company of Canada,
                         Sun Life Centre, 150 King Street West, Toronto,
                         Ontario,  Canada (Mr. Stewart is also an officer and/or
                         Director of various subsidiaries and affiliates of Sun Life)

     C. James Prieur     President and a Director, Sun Life Assurance Company of
                         Canada, Sun Life Centre, 150 King Street West, Toronto,
                         Ontario, Canada (Mr. Prieur is also an officer and/or
                         Director of various subsidiaries and affiliates of Sun
                         Life)

     William W. Stinson  Director, Sun Life Assurance Company of Canada, Sun
                         Life Centre, 150 King Street West, Toronto, Ontario, Canada; Director, United Dominion Industries Limited, Charlotte, N.C.; Director, PanCanadian Petroleum Limited, Calgary, Alberta; Director, LWT Services, Inc., Calgary Alberta; Director, Western Star Trucks, Inc., Kelowna, British Columbia; Director, Westshore Terminals Income Fund, Vancouver, British Columbia; Director (until 4/99), Canadian Pacific Ltd., Calgary, Alberta


Item 27.  Distributors

          (a)  Reference is hereby made to Item 26 above.

          (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

          (c)  Not applicable.

Item 28.  Location of Accounts and Records

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant at the following locations:

                        NAME                                     ADDRESS

              Massachusetts Financial Services          500 Boylston Street
                Company (investment adviser)            Boston, MA 02116

              MFS Funds Distributors, Inc.              500 Boylston Street
                (principal underwriter)                 Boston, MA 02116

              State Street Bank and Trust Company       State Street South
                (custodian)                             5 - West
                                                        North Quincy, MA 02171

              MFS Service Center, Inc.                  2 Avenue de Lafayette
                (transfer agent)                        Boston, MA 02111-1738

Item 29.  Management Services

          Not  Applicable.

Item 30.  Undertakings

          Not  applicable.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 21st day of September, 2000.

                               MASSACHUSETTS INVESTORS
                                 GROWTH STOCK FUND


                               By:      JAMES R. BORDEWICK, JR.
                               Name:    James R. Bordewick, Jr.
                               Title:   Assistant Clerk and Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on September 21, 2000.

             SIGNATURE                            TITLE


JEFFREY L. SHAMES*                        Chairman, President (Principal
Jeffrey L. Shames                           Executive Officer) and Trustee


JAMES O. YOST*                            Treasurer (Principal Financial Officer
James O. Yost                               and Principal Accounting Officer)

J. ATWOOD IVES*                           Trustee
J. Atwood Ives


LAWRENCE T. PERERA*                       Trustee
Lawrence T. Perera


WILLIAM J. POORVU*                        Trustee
William J. Poorvu


CHARLES W. SCHMIDT*                       Trustee
Charles W. Schmidt


ARNOLD D. SCOTT*                          Trustee
Arnold D. Scott


ELAINE R. SMITH*                          Trustee
Elaine R. Smith


DAVID B. STONE*                           Trustee
David B. Stone


                               *By:      JAMES R. BORDEWICK, JR.
                               Name:     James R. Bordewick, Jr.
                                           as Attorney-in-fact

                               Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated July 1, 2000; filed herewith.

                                INDEX TO EXHIBITS


EXHIBIT NO.             DESCRIPTION OF EXHIBIT             PAGE NO.

 1   (e)           Amendment to Declaration of Trust,
                    dated September 21, 2000 -
                    Establishment and Designation of
                    Class.

 9   (b)           Legal Opinion Consent, dated
                    September 20, 2000.

13                 Master Distribution Plan pursuant
                    to 12b-1 under the Investment Company
                    Act of 1940, effective January 1, 1997
                    as amended and restated September
                    20, 2000.